GCAT NQM DEPOSITOR III, LLC ABS-15G

Exhibit 99.18

Exception Level

Run Date - XX/XX/XXXX

Recovco Loan ID	Alt ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments
XXXXXXX	122153342	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	H1CF5IBYYPA-DGESHZTC	Personal Guar. > 50% Ownshp Didn't Meet FICO Reqs	* One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements (Lvl R)	Per lender guidelines, the minimum required score for a cash out refinance with an LTV over 70% is 680. The subject loan has an LTV of 71.4% and the borrowers qualifying score is 668 on the credit report dated XX/XX/XXXX. The maximum LTV for a score of 668 is 70%.	HomeXpress Response:
- Per HomeXpress Mortgage Corporation guidelines dated XX/XX/XXXX
Section 16.3 page 128, “HomeXpress will finance up to two (2) percent of the base loan amount that may be used to pay discount points and/or broker origination fees. The funds used to pay discount points and/or broker origination fees will be reflected in the LTV, however pricing of the loan will be based on the base LTV. Further, this increase is allowed on all loans up to 75% LTV and although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program”. Please see the
													attached document for a copy of the Final HUD to show the financed 2%.
XXXXXXX	122108077	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	DZJQT0CENSK-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	Rider to Note Addendum is in file but not executed by borrower		HomeX Response: Please see note and addendums below and clear condition.
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The Note Riders are unexecuted.		HomeX Response: Please see note addenda below and clear condition.
XXXXXXX	122106602	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	FJBYE4BGSEE-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD is not executed.		HomeX Response: Please see executed HUD and clear condition.
XXXXXXX	122108359	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	01A5FQEQ4IV-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
XXXXXXX	122140629	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	JCWV0WGJAUX-DGESHZTC	Personal Guar. > 50% Ownshp Didn't Meet FICO Reqs	* One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements (Lvl R)
XXXXXXX	122176048	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	QVWKIF4HX0X-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The borrower is a Foreign National and the loan file contains a credit report with no score and no trade lines. Lender guidelines require a minimum of US credit report with at least two trade lines with a minimum age of two years for one trade line; or an international credit report is required if a US report cannot be produced. The loan file does not contain the international credit report required.
XXXXXXX	122182249	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	LURVGJNMBO2-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The borrower is a foreign national. The credit report on page 839, reflects no tradelines and no credit FICO scores. Per the guidelines the following minimum credit references are required:

• A U.S. credit report with at least two (2) trade lines with minimum age of two (2) years for one tradeline; or

• An international credit report is required if a U.S. credit report cannot be produced; or

• An original credit reference letter from an internationally known financial institution.

											The approval on page 10 reflects a FICO score of 680; however, where that FICO score came from is unknown.
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The mortgage Riders are unexecuted.
XXXXXXX	122140664	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	OSZQDEIJK2R-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The guidelines Investor X, Program LTV , cash out refinance indicates a maximum LTV/CLTV of 65% with a credit score of 640-659. The borrowers qualifying score is 653. The file included an exception request form	26.9 Months reserves exceeds 6 month minimum by 20.9 months. DSCR 1.627% exceeds minimum 1.00% by .627	Lender Exception Approval to close loan at initial loan amount of $XXX with an LTV 69.53%. Guideline limit is 65% for credit score. Loan Submitted with broker credit score of over 700. The lender credit score came up last sec. DSCR over 2.0.	XX/XX/XXXX Lender Wavier Applied; EV2/B for LTV excceed Guideline by less than 5%
XXXXXXX	122113421	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	GXGKSPUPJMN-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl W)	There is a loan exception request form in the file (Pg 152) due to <12 months housing history, the exception form with email approval	21.059 months reserves exceeds the 6 months requirement by 15.059 months. FICO 742 exceeds the minimum 680 score by 62 points. 76.125% LTV is below the 80% Max LTV by 3.875%	Lender Exception Approval notes: to close loan without 12 month housing history since spouce owns their primary free & clear, borrower had just purchased an investment property prior to the investmnet they closed with lender in XXXX. Borrower has good credit with solid assets. 742 FICO, 3 yrs at Present Address, $XXX in reserves, 75% ltv, 14 yrs of mthly pymts. Approval made with requirement that borrower must cover all funds to close and reserves with own funds,no gifts.	XX/XX/XXXX Lender Wavier Applied; Final Grade EV2/B
XXXXXXX	122114314	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KOKK5KWNDQP-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The guidelines section 16.3 Investor X, personal guarantee requires if the borrower is a Legal Entity (LLC, Corporation, etc.), all parties owning at least 25% of the entity must sign a Personal Guarantee as well as any party submitting an application for the loan. The loan closed in the name of an entity. The file is missing evidence of the executed personal guaranty for all members owning at least 25% of the entity.		HomeX Response: Please see operating agreement showing borrower is 90% owner of LLC and Personal Guaranty from borrower below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122114314	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KOKK5KWNDQP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file included evidence the LLC is active with three members. The file is missing the operating agreement to document the percentage of ownership for each member.		HomeX Response: Please see operating agreement below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122187567	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	QDAMX2YYFVS-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title Commitment on pg 7 reflects a loan amount of $XXX the title amount is less than mortgage amount of $XXX		HomeX Response: Please see final title below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122157311	XXXXXXX	XXXXXX	Credit	Credit	Waived	Resolved	S0FLZZTXFYM-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The W-8BEN forms in the file for both Guarantors were not executed (Pg 803-804).	31.948 months reserves exceeds the guideline required 6 months.	HomeX Response: Please see exception below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122157311	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	S0FLZZTXFYM-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The settlement statements in the loan file were not executed (Pg 163-168)			XX/XX/XXXX: Cleared
XXXXXXX	122157311	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	S0FLZZTXFYM-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The settlement statements in the loan file were not executed (Pg 163-168)			XX/XX/XXXX: Cleared
XXXXXXX	122105440	XXXXXXX	XXXXXX	Credit	Credit Worthiness	Waived	Waived	CBGGFG0Q2JP-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The borrower did not provide evidence of a housing payment. The file included an approved exception located on page 391	117.6 months reserves> 6 months required 698 FICO >640 Min	HomeXpress Response: Exception Appoval for no mortage history.
Borrower pays or paid cash for rent to his mom and has another property but it’s free/clear. Overall consumer credit is good and he will come in with 33% of his own funds for closing costs/reserves/etc..
Borrower has $XXX in available cash, verified with statements attached to the loan.
$XXX down payment will leave roughly $XXX available
Borrower owns property located at XXXfree and clear, which is worth roughly
													$XXX	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122132943	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	C1G11NBSA4U-50UZK7DA	Foreclosure History does not meet guidelines	* Foreclosure History does not meet guidelines (Lvl R)	InvestorX Guidelines section 16.3 require 48 months seasonsing for foreclosusres. Documentation on pg. 476 Provides a request form for an exception on the lates for the accounts #XXX #XXX #XXXwhich has not been approved or executed, Please provided a Approved and Executed Request form for the late accounts #XXX #XXX #XXX	25% LTV is below the guideline max 75% LTV by 50% 24.154 months reserves exceed guidelines requirement of none.	Lender provided Exception approval to allow loan to close without 48 month seasoning on foreclosure. Borrower currently has 7 current mortgages paid perfectly; in addition she has 4 closed mortgages paid perfectly. In XXX, her bank offered her 3 Lines of equity which she took. In XXX, these lines adjusted, and payments increased signficantly. These degrogator marks were reported 30 months ago. Please note, the borrower has excelled credit and signbificant assets and a long history of excellent mortage payments. Requesting exception on the lates for accounts #XXX #XXX #XXX. FICO 702, LTV 27%	XX/XX/XXXX: Lender Wavier Appliced. Final Grade EV2/B
XXXXXXX	122139890	XXXXXXX	XXXXXX	Credit	Eligibility	Waived	Waived	K5I2LHWJ5HP-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The guidelines section 16.3 Investor X indicates the maximum allowed LTV/CLTV for a cashout refinance with a credit score of 720-739 is 75% plus up to 2% of financed points for a total of 77%. The subject loan was approved with a 77.47% LTV.	DSCR 1.793%/1.00% Min High Asset Reserves- Post close 32.3 Months	HomeX Response: Exception Approval to allow loan to close with LTV of 75.94%. Appraisal came in slightly lower than expected. 721 FICO and excessive reserves	XX/XX/XXXX: Lender Wavier Applied. Final Grade Ev2/B
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ECAQOUZB2LQ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The W-8BEN form in the file (Pg 737) was not executed.		HomeX Response: Please see W8 below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122108077	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	DZJQT0CENSK-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Note on pg 628 is not executed by borrower		HomeX Response: Please see note and addendums below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122195280	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	ZLNCDAJTEYM-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The guidelines section 3.0 Expiration of Credit/Collateral Documents indicates the most recent statement for the account being verified is require. The file included two months of statements for XXX located on page 188 and 191, dated XX/XX/XXXX and XX/XX/XXXX, reflecting a final combined balance of $XXX These funds were used for closing cost and reserves. The file did not include the XX and XX statements. The loan closed XX/XX/XXXX		HomeX Response: Funds to close came from theXXXaccount ending in -0825. Per guidelines, funds to close are only required to be seasoned for 10 days. Reserves were accounted for in the XXX account, for which 60 days of statements were received. Please see AugXXXstatements and XXXX and Aug XXX statements below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122195280	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	ZLNCDAJTEYM-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines section 5.6 For Sale by Owner, Arms-length transactions where there is no realtor commission being paid and no MLS listing require the following: Properties in foreclosure are not eligible. The payoff for the subject property located on page 490 reflects interest collected from XX/XX/XXXX through XX/XX/XXXX in the amount of $XXX. The file does not incude evidence to confirm foreclosure has not begun.		HomeX Response: DataTree transaction history report shows no foreclosure filed. Please see DataTree report below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122162620	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	KVIYFLIWQ4F-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance in the file (p.395) is an estimate and does not include the policy number. Provide the actual policy with the policy number.			XX/XX/XXXX: Cleared
XXXXXXX	122195280	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	ZLNCDAJTEYM-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file included a contract extension located on page 263 reflecting a final closing date of XX/XX/XXXX. The loan closed XX/XX/XXXX. The file did not include an extension through the closing date.	60.988 months reserves exceeds the 6 months guidelines requirement by 54.988 months	Lender provided Exception approval for loan to close 1 day after addendum to extend the closing. No realtor is involved in transaction and parties did not extend closing as both agree to close 1 day after addendum.	XX/XX/XXXX: Lender Wavier Applied. Final Grade EV 2/B
XXXXXXX	122135549	XXXXXXX	XXXXXX	Credit	Credit	Waived	Resolved	EAGBWAWUVLK-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	An executed W8 is needed in file per InvestorX Guidelines Sec 16.4. Please provide an executed W8 form in file	31.948 months reserves exceeds the guideline required 6 months.	HomeX Response: Please see exception below and clear condition.	XX/XX/XXXX: Lender Exception Wavier Applied. Final Grade EV 2/B
XXXXXXX	122198193	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WRF0GES2YAZ-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	Credit history does not meet InvestorX guidelines section 16.4. Guidelines require 2 year housing history A 2-year housing history can be used as a tradeline. U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the 3 open accounts and an acceptable credit reputation. If letters of reference are obtained, they must state the type and length of relationship. The loan approval located on page 310 requires Letters of reference from verifiable financial institutions in a foreign country to establish the 3 open accounts with a min of 2 yrs and an acceptable credit reputation. The file included credit letters of reference located on pages 412-432; however a two year history is not provided.		HomeX Response: This borrower is classified as a Foreign National. The guidelines governing Foreign Nationals can be found in section 16.3. The Credit section of section 16.3 states that “The following minimum credit references are required: A US Credit report with at least 2 tradelines with a minimum age of 2 years for one tradelines OR An international credit report is required if s US report cannot be produced OR An original credit reference letter from an internationally known financial institution.” This verbiage indicates that JUST the international credit reference letter is sufficient for the borrower’s credit to be deemed acceptable. The credit reference letter in the file sufficiently meets this requirement. Please see excerpt from guidelines and credit reference letter below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122198193	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WRF0GES2YAZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines section 16.3 Investor X, Foreign National requires a copy of a current passport. The file did not include the passport.		HomeX Response: Please see passport below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122174408	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	2KHJBHDWF5H-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The application reflects a property located at XXX with a mortgage throughXXX in the amount of $XXX that does not appear on the credit report. The loan file is missing the verification mortgage to rate the loan.			XX/XX/XXXX: Cleared
XXXXXXX	122134118	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P4EFQZWE354-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note contained in the loan file is unsigned.			XX/XX/XXXX: Cleared
XXXXXXX	122174408	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	2KHJBHDWF5H-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note for the subject transaction on page 572 was not executed.			XX/XX/XXXX: Cleared
XXXXXXX	122174408	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	2KHJBHDWF5H-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Operating Agreement for the subject entity XXX is missing.			XX/XX/XXXX: Cleared.
XXXXXXX	122172897	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	AV3MSXSZFKY-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	HOI policy on pg 299 reflects a Dwelling coverage amount of $XXX which is not sufficient enough to cover loan amount or replacement cost. Please provide update HOI policy reflecting sufficient coverage in the amount of $XXX or more		HomeX Response: Property is a planned unit development and the borrower’s unit is attached. As such, there is a master policy to cover the building and the borrowers insurance policy is a HO-6 policy which is for the interior of the borrower’s unit. Please see Master policy below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122179998	XXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	CEZEMZZEZ2Q-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The guidelines, section14.7 (c) Condominium - Newer Projects requires 60% of the total units in the project or subject’s phase must be sold and conveyed to the unit owners AND at least 60% of the units must be owner occupied. HOA should be in control - project under Developer or Builder control will not be considered. • Comparable sales must include at a minimum: One (1) from inside the project; and Two (2) from outside the project. The appraisal located on page 67 indicates none of the units are owner occupied and the developer is still in control of the HOA. Additionally, the appraiser provided 4 comparables from within the project and none from outside the project.		The Underwriters have been directed to use the non-warrantable guidelines on this project which trumps the new project guidelines. HomeXpress management has been watching this project closely and allowing a max percentage of 30% of the project to be financed by HomeX as this is a big builder (Lennar). The loans were being monitored by management and any nonwarrantable condo project goes through management for approval.	XX/XX/XXXX: Cleared - downgraded to a B with an exception.
XXXXXXX	122179998	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	CEZEMZZEZ2Q-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines, section14.7 (h) non warrantable condominiums will lend on a maximum of 1 unit in the project. The fraud guard confirms the lender has lending on several units in the project.		Per HomeXpress Management, the guideline is meant to read 1 unit per borrower vs 1 unit in the project.HomeXpress management has been watching this project closely and allowing a max percentage of 30% of the project to be financed by HomeX as this is a big builder (XXX). The loans were being monitored by management and any non-warrantable condo project goes through management for approval.	XX/XX/XXXX: Cleared. Downgraded to a B with exeption
XXXXXXX	122178086	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	D3RE50AFMT2-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The file includes an exception request to lock the loan using the broker credit report located on page 414. The exception is not approved by the underwriter.	None noted.		XX/XX/XXXX: Cleared
XXXXXXX	122183643	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	WYXHHVAUJFO-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The credit report indicates one trade line through WFB CD SVC. Per Section 16.3 InvestorX Loan Program Description, the Minimum Tradelines is 3 trade lines reporting for ≥ 12 month; or 2 trade lines reporting for ≥24 months with activity in the past 12 months. Further, the guidelines also require a credit be pulled using borrower’s ITIN number and must have a minimum of two (2) FICO scores. The credit report on page 220 indicates a credit score of 653 through Equifax, but no FICO scores through the other two bureaus was provided. The borrower's credit does not conform to the program guidelines.		When the borrower is a Foreign National with no US credit, or the US credit report does not show at least 2 credit scores, a default credit score of 680 is used for qualifying purposes. When an acceptable US credit report is not available, an acceptable option is an original credit reference letter from an internationally known financial institution. In this file. A letter was provided by the borrowers’ bank,XXX. The international standing ofXXX was researched and approved by the U/W. Please see attached summary of this research.	XX/XX/XXXX: Cleared
XXXXXXX	122109673	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	G40SGNLZKLA-KVP6W6Y2	Ineligible Borrower	* Ineligible Borrower (Lvl R)	The entity information for XXX (p.565) dated XX/XX/XXXX shows the entity status as Defaulted. Per Lender guidelines section 16.3, Legal entities not in good standing will be ineligible to execute loan documents.		This is incorrect. See attached timestamped PDF printout of XXX’s entity profile in the Nevada Secretary of State database.	XX/XX/XXXX: Cleared
XXXXXXX	122183643	XXXXXXX	XXXXXX	Credit	Credit Documents	Resolved	Resolved	WYXHHVAUJFO-N0AFQ8X3	Valid ID - Missing	* Valid ID - Missing (Lvl R)	Per section 16.3 Documentation Requirements, copies of the borrower’s passport and unexpired visa must be obtained. The loan file contains a government issued ID for the guarantors from their country of origin; however, their visas issued by the US government are missing.	The borrower is a Foreign National. A foreign national does not require a visa, only an
													unexpired passport. If the borrowers were Non-Permanent Resident Aliens, then an unexpired passport and an acceptable visa would be required.	XX/XX/XXXX: Cleared
XXXXXXX	122109673	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	G40SGNLZKLA-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Note shows the borrower as XXX and is signed by the Manager/Member of XXX. The loan file does not contain the LLC Operating Agreement for XXX to verify the ownership percentage for each Guarantor. Additionally, the loan file is missing documentation to verify the relationship between XXX and XXX as the Borrower is XXX; however, all docs signed by XXX, Manager/Member of XXX.		Please find attached the XXX Operating Agreement (with separate signature page) showing XXX as its sole (100%) member. Please also find attached the XXX Operating Agreement showing XXX and XXX as 50% members of XXX, thus making them 50% beneficial ownersof XXX XXX.	XX/XX/XXXX: Cleared
XXXXXXX	122183643	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WYXHHVAUJFO-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The application indicates the borrower owns his primary residence located atXXX; however, the loan file contains no documentation verifying the housing history. There is a credit report on page 336 of the loan file which indicates a mortgage, but the document is in Spanish. No english translated version is contained in the loan file.		XXX is a located in the XXX in the xxxx of XXX. It is notlocated in xxxxx. Since the borrowers’ primary residence is in a foreign country, ahousing payment history would not be required. The Spanish language credit report, “REPORTE DE CREDITO ESPECIAL” was observed but was not used in assessing the credit of the borrowers.	XX/XX/XXXX: Cleared
XXXXXXX	122123667	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	CSP3GBSWL4E-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file did not include the operating agreement.		Please see the attached document for a copy of the Operating Agreement that should be sufficient to clear the exception.	XX/XX/XXXX: Cleared
XXXXXXX	122140977	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	M3UKMVIRSOO-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The subject is an attached PUD and the file did not include the HOA questionnaire.		HomeX Response: While there are rules regarding the warrantable status of a condominium which requires an HOA Questionnaire, HomeXpress guidelines do not place any requirements on the status of a PUD HOA, as such no HOA questionnaire is required. Please see clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122140977	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	M3UKMVIRSOO-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The subject property is an attached PUD and the file did not include the master HOI.		HomeX Response: Please see evidence of insurance below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122140977	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	M3UKMVIRSOO-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	InvestorX guidelines sec 16.4 requires a Letter of reference from an established internationally known financial institution. The file is missing the credit reference letter.		HomeX Response: Please see credit reference letter below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122140977	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	M3UKMVIRSOO-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	InvestorX guidelines sec 16.4 requires a Letter of reference from an established internationally known financial institution. The file is missing the credit reference letter.		HomeX Response: Please see credit reference letter below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122180765	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	KWHSAMX4JDZ-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	Assets were not documented in file. The file contains a letter of explanation from the broker located on page 266 indicating the funds to close were being sourced from a cash out refinance from loan #XXX. The file did not include the HUD for the refinance transaction to properly document funds to close and reserves.		HomeX Response: Please see CD below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122128181	XXXXXXX	XXXXXX	Credit	Title Policy	Resolved	Resolved	UVU24DDUQLK-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The Title Commitment on pg 422 reflects title vested in the name of XXX. Additional documentation is required if Loan is closing in the name of XXX and not XXX. Additionally, the file included a letter of explanation located on page 345 and purchase contract located on page 346; however, a copy of the purchase HUD was not provided to confirm the borrower purchased the propertyIN XX/XXXX. The payoff shows the property is still in the name of XXX.		HomeX Response: In regards to vesting being in the name of XXX. A quit claim deed was signed to grant the property to XXX. In regards to XXX taking ownership of the propertyIN XX/XXXX, There is a “Purchase and Sale of Business Agreement” which evidenced the purchase of XXX by XXX. This Purchase and Sale agreement shows that XXX purchased all shares of XXX . In doing so, XXX takes ownership of all assets of XXX, including the subject property. There is no specific Purchase HUD for XXX taking ownership of the subject property as XXX took ownership of the property when it took ownership of XXX. Please see quit claim deed and Purchase and Sale Agreement below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122109673	XXXXXXX	XXXXXX	Reverse Mortgage	Credit Documents	Resolved	Resolved	G40SGNLZKLA-N0AFQ8X3	Valid ID - Missing	* Valid ID - Missing (Lvl R)	The ID for XXX (p.338) is expired.		Lender provided current Driver License	XX/XX/XXXX: Cleared
XXXXXXX	122108077	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	DZJQT0CENSK-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	HUD on pg 427 is not executed.			XX/XX/XXXX: Cleared
XXXXXXX	122108077	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	DZJQT0CENSK-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	HUD on pg 427 is not executed.			XX/XX/XXXX: Cleared
XXXXXXX	122109215	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	PEGYRHAMWLQ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing a copy of the permanent resident alien card.			XX/XX/XXXX: Cleared
XXXXXXX	122187886	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	N1TA2IQGFBP-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The guidelines section 3.0 Expiration of Credit/Collateral Documents indicates the most recent statement for the account being verified is require. The file included two months of statements for XXX located on page 198 and 201, dated XX/XX/XXXX and XX/XX/XXXX, reflecting a final combined balance of $XXX These funds were used for closing cost and reserves. The file did not include the XXXX and XXX statements. The loan closed XX/XX/XXXX.		HomeX Response: Per guidelines, funds to close are onlyrequired to be seasoned for 10 days. Sufficients funds for closing and reserves were accounted for in theXXXaccount and XXX account. Please see AugXXXstatements and XXXX and XX XXX statements below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122187886	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	N1TA2IQGFBP-0BLBZVJN	Credit	* Missing Documentation (Lvl 2)	The file included a contract extension located on page 331 reflecting a final closing date of XX/XX/XXXX. The loan closed XX/XX/XXXX. The file did not include an extension through the closing date.	High Credit Score- 714 Mid FICO High Asset Reserves- Post close 49.7 Months DSCR 1.627%/1.00% Min	Lender Exception Approval to allow the loan to close without an additional addendum to extend the closing 1 additional day. No realtor is invovled in transaction and parties did not extend closing as both agree to close 1 day after addendum. 719 FCI; more than 20 months reserves	XX/XX/XXXX: Lender Waiver Applied. Final Grade 2/B
XXXXXXX	122165977	XXXXXXX	XXXXXX	Valuation	Property	Resolved	Resolved	M3VYWVTGL4V-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	The appraisal (p.120) and DOT legal description (p.485) both show the subject as part of XXX; however, the appraisal was completed on Form 1025 and states the subject is a PUD and the DOT includes a PUD Rider. The appraisal does not have clarification for this discrepancy.		Lender provided appraisal with comments - the subject legal description is shown per CAD records (included in the appraisal) asXXX 4095-A. The subject plat shows the subject improvements on one lot. The subject does not appear tobe in a confo project with multiple units, but a single lot with one duplex improvement. The subject is part of theXXX. No other documents were provided that would indicate the subject is part of a condo project.	XX/XX/XXXX: Cleared
XXXXXXX	122129397	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	KNWIUKIRJVB-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl W)	The borrower is short $XXX in reserves InvestorX guidelines require 6 months PITI in the amount of $XXX. Bank Statements from XXX (9167) pg 182 reflect an amount of $XXX. The HUD on pg .321 reflects EMD of $XXX $XXX + $XXX = $XXXtotal in reserves, guidelines require reserves in the amount of $XXX. The borrower is short $XXX in reserves.	LTV / CLTV 70%/5% lower than max 75% LTV DSCR 1.48%/1.00% Min Benefit to the borrower reducing rate from 8.99% to 3.99%	Lender provided Loan Excpetion Approval to allow the loan to close with less than 6 months reserves. Borrower has provided evidence of $XXX in reserves, which is more than 3 months.	XX/XX/XXXX Lender Exception Wavier Applied; Final Grade EV2/B
XXXXXXX	122129397	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KNWIUKIRJVB-PXITUQYJ	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The 1003 reflects the borrower is non-permanent resident. The loan was approved and underwritten under the Foreign National guidelines, final 1003 needs to be corrected or loan needs to be underwritten under the Non-Permanet Resident guidelines			XX/XX/XXXX: Cleaared
XXXXXXX	122188807	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	MLA3AXV0OX1-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD on pg 419 is not fully executed please provide a executed copy of HUD statement		HomeX Response: Please see executed Closing Disclosure used in place of HUD1 and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122129397	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KNWIUKIRJVB-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The guidelines 16.3 Foreign National indicates the max LTV is 70%. Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337. ($XXX/$XXX=72.91%)	HomeX Response: HomeXpress evaluated the Purchase price plus documented improvements and determined it was greater than the appraisal value. The following improvements were documented: $XXX for new range, $XXXfor landscaping, $XXX for washer, dryer, and dishwasher, $XXX for interior and cabinet painting, $XXX for kitchen countertops and sink, and $XXX for various materials at XXX($XXX is the total amount from scanned receipts with visible totals). The documented improvments total $XXX. The original purchase price of $XXX + $XXX in documented improvements equals $XXX making the Appraisal value of $XXX the valid appraised value for this transaction. Please see receipts below and clear condition.	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The guidelines section 14.4 Property Value Determination - The determination of the loan-to-value ratio is as follows:
(a) Purchase Transaction
Value of the subject property is the lesser of:
• The appraised value
• The purchase price
The appraisal determines the appraised value. The executed purchase agreement or HUD-1 determines the purchase price/sales price.

XXXXXXX	122129397	XXXXXXX	XXXXXX	Credit	Eligibility	Resolved	Resolved	KNWIUKIRJVB-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	The guidelines 16.3 Foreign National indicates the max LTV is 70%. Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337. ($XXX/$XXX=72.91%)	HomeX Response: HomeXpress evaluated the Purchase price plus documented improvements and determined it was greater than the appraisal value. The following improvements were documented: $XXX for new range, $XXX for landscaping, $XXXfor washer, dryer, and dishwasher, $XXX for interior and cabinet painting, $XXXX for kitchen countertops and sink, and $XXXX for various materials atXXX($XXX is the total amount from scanned receipts with visible totals). The documented improvments total $XXXX. The original purchase price of $XXX + $XXX in documented improvements equals $XXX making the Appraisal value of $XXX the valid appraised value for this transaction. Please see receipts below and clear condition.	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The guidelines section 14.4 Property Value Determination - The determination of the loan-to-value ratio is as follows:
(a) Purchase Transaction
Value of the subject property is the lesser of:
• The appraised value
• The purchase price
The appraisal determines the appraised value. The executed purchase agreement or HUD-1 determines the purchase price/sales price.

XXXXXXX	122129397	XXXXXXX	XXXXXX	Credit	Eligibility	Resolved	Resolved	KNWIUKIRJVB-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The guidelines 16.3 Foreign National indicates the max LTV is 70%. Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337. ($XXX/$XXX=72.91%)	HomeX Response: HomeXpress evaluated the Purchase price plus documented improvements and determined it was greater than the appraisal value. The following improvements were documented: $XXX for new range, $XXXfor landscaping, $XXX for washer, dryer, and dishwasher, $XXX for interior and cabinet painting, $XXX for kitchen countertops and sink, and $XXX for various materials at XXX($XXX is the total amount from scanned receipts with visible totals). The documented improvments total $XXX. The original purchase price of $XXX + $XXX in documented improvements equals $XXX making the Appraisal value of $XXX the valid appraised value for this transaction. Please see receipts below and clear condition.	XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not cleared. The guidelines section 14.4 Property Value Determination - The determination of the loan-to-value ratio is as follows:
(a) Purchase Transaction
Value of the subject property is the lesser of:
• The appraised value
• The purchase price
														The appraisal determines the appraised value. The executed purchase agreement or HUD-1 determines the purchase price/sales price.
XXXXXXX	122106602	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	FJBYE4BGSEE-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD is not executed		HomeX Response: Please see executed HUD and clear condition.	XX/XX/XXXX Cleared. Documents Requested Received
XXXXXXX	122106602	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	FJBYE4BGSEE-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing the operating agreement and LLC documents.		HomeX Response: Please see operating agreement below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122113226	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	RAONAWQQDIV-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity which was not properly documented. The file is missing the operating agreement and the payoff located on page 397 reflects 3 owners’ co-owner. The file includes a letter located on page 415 confirm the LLC has 3 members. If the co-owners own 25%, an executed personal guaranty is required.		HomeX Response: Please see operating agreement and certificate of legal existence below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122158273	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	QHK4G4Z05J1-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation.		HomeX Response: Please see operating agreement and certificate of legal existence below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122113226	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	RAONAWQQDIV-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation.		HomeX Response: Please see operating agreement and certificate of legal existence below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122158273	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	QHK4G4Z05J1-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity which was not properly documented. The file is missing the operating agreement and the payoff located on page 56 reflects 3 owners’ co-owner. If the co-owner owns 25%, an executed personal guaranty is required.		HomeX Response: Borrower owns 85% of LLC. Please see operating agreement below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122106602	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	FJBYE4BGSEE-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan closed in the name of an entity which was not properly documented. The file is missing the operating agreement and the payoff located on page 75 reflects 3 owners. If the co-owner owns 25%, an executed personal guaranty is required.		HomeX Response: Borrower owns 85% of LLC. Please see operating agreement below and clear condition.	XX/XX/XXXX: Cleared. Documents Requested Received
XXXXXXX	122128181	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	UVU24DDUQLK-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The subject property is an attached PUD; however, a copy of the master HOI was not provided.			XX/XX/XXXX Exception resolved, Master policy provided
XXXXXXX	122126690	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	DEAPGMAVMJ0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation		HomeX Response: Please see Operating agreement and EIN letter below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122139141	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	0SMUDE2T5BT-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	The subject loan closed as a cash out refinance for a NPRA. The max LTV/CLTV allowed per the Investor X guidelines is 70%. The loan closed with a 75% LTV.	High Asset Reserves: 23.757 Months reserves post close	HomeXpress Response: Please see exception below and clear condition. Please make 4.38% exception to LTV. Appraisal came in slightly lower than expected, borrower is completing multiple transactions. Compensating factors 20 months reserves.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122139141	XXXXXXX	XXXXXX	Credit	Eligibility	Waived	Waived	0SMUDE2T5BT-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	The subject loan closed as a cash out refinance for a NPRA. The max LTV/CLTV allowed per the Investor X guidelines is 70%. The loan closed with a 75% LTV.	High Asset Reserves: 23.757 Months reserves post close	HomeXpress Response: Please see exception below and clear condition. Please make 4.38% exception to LTV. Appraisal came in slightly lower than expected, borrower is completing multiple transactions. Compensating factors 20 months reserves.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122137162	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	BFLSDIRNUVV-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl 2)	The guidelines, section 16.3 Reserves, requires 6 months of reserves ($XXX) when the LTV is greater than 65%. The subject loan closed with a 75% LTV. The HUD confirmed the borrower received cash proceeds in the amount of $XXX. The file did not include bank statements to document the required reserves. The borrower is short verified reserves in the amount of $XXX	713 FICO exceeds 640 minimum Rental income more than 2x PITI (DSCR 2.37 > 1.00% Min)	HomeXpress Response: Please see exception below and clear condition. Please allow loan to close with less than 6 months reserves. Borrower has 4 months reserves from cash-out proceeds.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122137162	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	BFLSDIRNUVV-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl 2)	The guidelines, section 16.3 Reserves, requires 6 months of reserves ($XXX) when the LTV is greater than 65%. The subject loan closed with a 75% LTV. The HUD confirmed the borrower received cash proceeds in the amount of $XXX. The file did not include bank statements to document the required reserves. The borrower is short verified reserves in the amount of $XXX	713 FICO exceeds 640 minimum Rental income more than 2x PITI (DSCR 2.37 > 1.00% Min)	HomeXpress Response: Please see exception below and clear condition. Please allow loan to close with less than 6 months reserves. Borrower has 4 months reserves from cash-out proceeds.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122139141	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	0SMUDE2T5BT-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines section 16.3 Investor X NPRA requires copies of the borrower’s passport and unexpired visa must be obtained. Acceptable alternative documentation to verify visa classification is an I-797 form (Notice of Action) with valid extension dates and an I-94 form (Arrival/Departure Record). The file included a copy of Form I-797C located on page 333 that did not confirm valid extension dates. The file did not include a copy of the borrowers Visa and I-94 Form. The file did include the EAD located on page 322; however, the card expired XX/XX/XXXX.	High Asset Reserves 23.757 Months reserves post close	HomeXpress Response: Per section 16.3, HomeX accepted alternative documentation to verify visa classification. The I-797 form was received showing that the borrower has applied for an extension to his Employment Authorization, for which HomeX issued an exception due to wait times with DHS being excessive. Additionally, an I-94 was included in the file per the requirement. HomeXpress adjudged this combination of documentation to be sufficient as evidence of the borrower’s status as a NPRA. Please see exception and I-94 below and clear condition.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122145980	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	DGEKTFUQQH4-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	75% LTV excceds the guideline maximum of 70% LTV for Foreign National.	Four years current residence 10.07 Months verified reserves exceeds 6 months required DSCR is .90% exceeds requirement by .15%	HomeXpress Response: Requesting a loan amount of $XXX which is a 5.0% exception on LTV. Current Gudieline is 70% for refinance for foreign nationals. Lender Approved Exception provided stating 4 years current residence.	XX/XX/XXXX:Lender Exception Approval provided and Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ECAQOUZB2LQ-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Missing required reserves totaling $XXX. The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).	HomeX Response: Reserves were sourced from theXXXaccount (transaction history through XX/XX) with $XXX balance (after wire to closing agent, see below) and XXX transaction history dated XX/XXX showing stock account in the amount of $XXX. An exception was granted as the XXX transaction history covers less than 60 days. These accounts total $XXX. $XXX x 90% = $XXXX in verified reserves.
Funds to close came from theXXXaccount and the XXX account.XXXstatement dated XX/XX/XXXX showed balance of $XXX of which a wire was sent to closing in the amount of $XXX. XXX transaction history from XX/XX - XX/XX shows evidence of wire in the amount of $XXX going to closing. Wires were sent on XX/XX, funding was XX/XX, which provides for the 10 days seasoning requirement for funds to close. The combined amount equals $XXX which matches the amount reflected on Settlement statement as funds needed to close.
													Please seeXXXtransaction history dated XX/XX, XXX transaction history dated XX/XX, UW exception, XXX transaction history, and wire confirmations below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ECAQOUZB2LQ-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	Missing required reserves totaling $XXX. The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).		HomeX Response: Funds to close came from theXXXaccount and the XXX account.XXXstatement dated XX/XX/XXXX showed balance of $XXXX of which a wire was sent to closing in the amount of $XXX. XXX transaction history from XX/XX - XX/XX shows evidence of wire in the amount of $XXXX going to closing. Wires were sent on XX/XX, funding was XX/XX, which provides for the 10 days seasoning requirement for funds to close. The combined amount equals $XXX which matches the amount reflected on Settlement statement as funds needed to close Please see XXX transaction history and wire confirmations below and clear condition.	XX/XX/XXXX: Cleared documentation provided
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Assets Insufficient	Resolved	Resolved	ECAQOUZB2LQ-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).		HomeX Response: Funds to close came from theXXXaccount and the XXX account.XXXstatement dated XX/XX/XXXX showed balance of $XXXX of which a wire was sent to closing in the amount of $XXX. XXX transaction history from XX/XX - XX/XX shows evidence of wire in the amount of $XXXX going to closing. Wires were sent on XX/XX, funding was XX/XX, which provides for the 10 days seasoning requirement for funds to close. The combined amount equals $XXX which matches the amount reflected on Settlement statement as funds needed to close Please see XXX transaction history and wire confirmations below and clear condition.	XX/XX/XXXX: Cleared documentation provided
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	ECAQOUZB2LQ-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)	The mortgage payment history for the loan paid off by the subject transaction only reflected 4 months history (Pg 410) and was short the guidelines required 12 months payment history.	Length of Time at Residence- Current Primary Residence -12 Years Reduction in Rate from 6.125% to 4.25%		XX/XX/XXXX: Cleared, approved exception provided, downgraded to a 2
XXXXXXX	122110132	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	EXH4WJKCHRD-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The 1-4 Family rider is not executed.		HomeXpress Response: Please see the attached document for a copy of the Mortgage Deed of Trust that is complete and has all riders executed.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122142832	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ECAQOUZB2LQ-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).	HomeX Response: Reserves were sourced from theXXXaccount (transaction history through XX/XX) with $XXX balance (after wire to closing agent, see below) and XXX transaction history dated XX/XX showing stock account in the amount of $XXX. An exception was granted as the XXX transaction history covers less than 60 days. These accounts total $XXX. $XXX x 90% = $XXX in verified reserves.
Funds to close came from theXXXaccount and the XXX account.XXXstatement dated XX/XX/XXXX showed balance of $XXX of which a wire was sent to closing in the amount of $XXX. XXX transaction history from XX/XX - XX/XX shows evidence of wire in the amount of $XXX going to closing. Wires were sent on XX/XX, funding was XX/XX, which provides for the 10 days seasoning requirement for funds to close. The combined amount equals $XXX which matches the amount reflected on Settlement statement as funds needed to close.
													Please seeXXXtransaction history dated XX/XX, XXX transaction history dated XX/XX, UW exception, XXX transaction history, and wire confirmations below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122110132	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	EXH4WJKCHRD-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The Prepayment Rider is not executed		HomeXpress Response: Please see the attached document for a copy of the Mortgage Deed of Trust that is complete and has all riders executed.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122110132	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	EXH4WJKCHRD-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final executed 1003 is missing.		HomeXpress Response: Please see the attached document for a copy of the Final and Signed copy of the 1003 application.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122110132	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	EXH4WJKCHRD-YYFHSE23	Application Not Signed by All Borrowers	* Application Not Signed by All Borrowers (Lvl R)	The final executed 1003 is missing.		HomeXpress Response: Please see the attached document for a copy of the Final and Signed copy of the 1003 application.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122162620	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KVIYFLIWQ4F-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan is in the borrowers name as an individual. The loan file contains one asset account with XXX #XXX that is in the name of XXX. There is evidence the EMD came from this account (p.106) as well as the closing funds (p.291). There is no documentation in the file showing the borrower is at least 50% owner as required of XXX and there is no CPA letter stating the borrower has access and that the withdrawal will not impact the business as required. The file does contain an access letter (p.289); however, it is written and signed by the borrower and not acceptable. Additionally, the guidelines section 11.9 requires reserves to be sourced for 60 days and the loan file contains only one month bank statements.	HomeXpress Response:
Please see business license which supports borrower is 50% owner of XXX
, Access letter signed by both owners of the company, and XXX XXXX and XXXXXXXbank statements for XXX #XXX for 60 days source and
													seasoning.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122187867	XXXXXXX	XXXXXX	Valuation	Property	Resolved	Resolved	0K5WZFZWAZV-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	The appraiser states "the subject has security bars on all the windows and doors. Only some of the rooms have release latches, however, need a key to be accessed". Lender guidelines section 15.10-j states, For health and safety reasons, a property with security bars on the windows and/or doors should be equipped with safety release latches. The appraiser must comment whether the security bars have safety release latches or not. A property that has a minimum of three (3) unobstructed exits will not require safety release latches on the security bars, unless required by the local municipality. There is no evidence there is a minimum of three unobstructed exits. Appraiser to address how many unobstructed exits exist.		Please see updated photos showing all bars have been removed.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122182249	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	LURVGJNMBO2-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Operating Agreement for XXX is missing from the loan file.		Please see the attached document to see a copy of the Operating Agreement for XXX which should be sufficient to clear this exception.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122100420	XXXXXXX	XXXXXX	Credit	Eligibility	Resolved	Resolved	0ZHZJMS3OKR-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per lender guidelines, the maximum LTV for a cash out refinance with a score of 769 is 75% and the subject LTV is 76.5% which exceeds guideline maximum. Financed points. No issue	HomeXpress allows the financing of two (2) discount points to buy down the rate. The
													increase in LTV is not viewed as an exception to loan programs. The borrower financed 2.00% points to buydown the rate. Please see Pricing Validation below.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122109673	XXXXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	G40SGNLZKLA-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The Note shows the borrower as XXX and is signed by the Manager/Member of XXX. All documents are signed by XXX, Manager/Member of XXX; however, the loan application, credit report and fraud report are all for XXX. The loan file does not contain an application, credit report or fraud report for XXX.	HomeX Response: The applicant is the person who applies to be credit underwritten on behalf of the LLC/corporation ("legal entity") in which title will be vested, and per HomeXpress Underwriting Guidelines, that applicant completes the application, is subject to credit review (requiring credit report and fraud report to be obtained),and is required to sign a personal guaranty as extra security for the loan.
However, a legal entity can ONLY be bound to a legal instrument by an agent authorized by that legal entity to execute contracts on its behalf. Therefore, to make sure the legal entity is properly bound to the note, security instrument, and other relevant loan documents, HomeXpress will vet the legal entity's formation paperwork to ensure that the authorized agent/signer of the legal entity is properly identified and, further, require that authorized agent/signer to be the one who signs any documentation on behalf of the legal entity. No credit file is required for the authorized signer, the only requirement for XXX as an owner of more than 25% of the LLC is the signing of a personal guaranty.
This results in XXX being credit underwritten on behalf of the LLC and much of the documentation being signed by XXX as authorized signer. XXX still signed all applicant required documents and both XXX and XXX signed Personal Guarantees as owners of more than 25% of the LLC, per HomeXpress guidelines.
As a result of this process, HomeXpress can confidently represent to its investors that the legal entity is bound to the loan and fully obligated to repay the mortgage on the subject property.
													This does not violate HomeXpress underwriting guidelines. Please clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122123667	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	CSP3GBSWL4E-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The guidelines secgtion 13.1 reqires Hazard insurance coverage should be in an amount to cover one of the following: • 100% of the insurable value of improvements, as established by the property insurer; or • The unpaid principal balance of the mortgage • Estimated Cost New as shown on the appraisal. The evidence of insurance located on page 55 reflects a coverage amount of $XXX and other structures of $XXX for a total of $$XXX. The subject loan amount is $XXX. The appraisal does not include estimated cost new.		HomeX Response: Please see XXX confirmation of coverage which addresses rebuilding cost below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The prepayment Rider is unexecuted.		HomeX Response: Please see Prepayment Rider below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The note is unexecuted.		HomeX Response: Please see note below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is unexecuted.		HomeX Response: Please see mortgage below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final HUD is not signed by the borrower or stamped by the settlement agent.		HomeX Response: Please see HUD below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final loan application is missing.		HomeX Response: Please see application below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-YYFHSE23	Application Not Signed by All Borrowers	* Application Not Signed by All Borrowers (Lvl R)	The final loan application is missing.		HomeX Response: Please see application below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122160088	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	N3WWXAIUAQH-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in a Trust and the file is missing the Trust Agreement.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122177284	XXXXXXX	XXXXXX	Credit	Legal Docs	Resolved	Resolved	5V1PNK4VFZ4-ICFS0F7B	Trust Agreement	* Fully executed Trust Agreement is missing (Lvl R)	The subject loan closed in The XXX Family Trust. The loan file is missing a copy of the entire trust document certified by an attorney or the grantor/trustor/settler which is required by Section 12.8.a.3 of the guidelines.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final HUD is not signed by the borrower or stamped by the settlement agent.		HomeX Response: Please see HUD below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UULTW0OOW0K-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The 1-4 Family Rider is unexecuted.		HomeX Response: Please see 1-4 Family Rider below and clear condition.	XX/XX/XXXX: Cleared, documentaton provided
XXXXXXX	122183643	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WYXHHVAUJFO-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Operating Agreement for XXX is missing from the loan file.	Additional HomeX Response: Please see Personal Guaranties below and clear condition.	XX/XX/XXXX: Cleared, personal guantors and operating agreement provided

														XX/XX/XXXX: Not cleared. The lender provided a copy of the operating agreement confirming two owners of 50/50 ownership. The file is missing the personal guaranty for each owner.
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	UULTW0OOW0K-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity. The file included an exception request form; however, the form was not approved and executed.	47 months reserves exceeds the minimum 6 months required 748 FICO exceeds the minimum FICO 640	HomeXpress Response: Lender approval to allow loan to close with less than 50% equity. Appraisal came in $XXX lower than expected. Borrower has $XXX equity, very close to $XXX.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122123667	XXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	CSP3GBSWL4E-55CO978W	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl 2)	The broker credit report located on page 139 is dated XX/XX/XXXX and the lender credit report located on page 344 is dated XX/XX/XXXX. The loan closed XX/XX/XXXX. The credit report is 143 days old at closing.	DSCR 1.44%> 1.00% minimum LTV at 65%, Maximum 70% High Asset Reserves at 125 months post close	HomeXpress Response: Please see updated lender credit report dated XX/XX and exception below and clear condition.
													Exception Request: Please allow loan to close with broker credit report older than 120 days. Lender has re-pulled credit report. FICO score and Credit profile have not changed dramatically.	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122160088	XXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	N3WWXAIUAQH-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file contains a flood cert (p.176); however, it has the incorrect address. The flood cert in the file has the address asXXXXand the subject isXXXX.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122105440	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	CBGGFG0Q2JP-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file is missing evidence of the master insurance policy.		HomeX Response: Please see master insurance below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122141199	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	5LXOEBBBB22-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The loan file is missing documentation that HomeXpress did not lend on more than 20% of the units, 72 units, in the project, per GL 14.6(c). Provide documentation that the HomeXpress loan count meets guidelines for review.	High Asset Reserves: 149 months reserves, 6 months required 731 FICO> 640 min	HomeXpress Response: Please see exception below and clear condition. Please allow exception to close loan without evidence of HomeX financed property limits. Unable to validate percentage of properties financed by HomeX. 149 monthsreserves, 731 FICO	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade EV 2/B.
XXXXXXX	122155135	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	KICNESAETW2-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The insurance cert on page 36 does not indicate the rent loss coverage if any as required by Section 14.10(c) of the guidelines.		See Rent Loss Coverage on Page 7	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122183759	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ZHIMYX43O1Q-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The file does not contain verification of ownership of the only rental property as the credit report does not reflect a mortgage and the fraud report (p.246) shows the disclosed rental property owned by someone else.		DISAGREE: Borrower does not have a rental property. xxxx was a O/O purchase with HomeXpress (loan #XXX). Loan funded on XX/XX/XXXX. Please see attached Final Approval for loan #XXX.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122160088	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	N3WWXAIUAQH-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file contains a hazard insurance policy (p.192); however, it has the incorrect address. The policy has the address asXXXXand the subject isXXXX.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122155135	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	KICNESAETW2-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Operating Agreement for XXX is missing from the loan file.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122183759	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ZHIMYX43O1Q-US9WXX90	Credit Report	* Credit Report expired (Lvl R)	The credit report in the file is dated XX/XX/XXXX, which exceeds the guideline requirement of being no greater than 60 days old at closing.		DISAGREE: Per HomeXpress Guidelines dated XX/XX/XXXX, page 14, the Credit Report cannot be greater than 120 days old at closing. Please see page 14 of the guidelines attached.	XX/XX/XXXX: Cleared, guidelines 3.0 indicates If the credit report run by HomeXpress Mortgage is being used to qualify the borrower, the broker’s credit report does not need to be updated if less than 120 days old at closing.
XXXXXXX	122183759	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ZHIMYX43O1Q-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	The DSCR of .998% ($XXX PITIA, P&I $XXX Taxes $XXX, HOI $XXX divided by market rent of $XXX), which is below the minimum required by lender guidelines of 1.0%.		DISAGREE: The DSCR is 1.00% ($XXX PITIA, P&I $XXX, Taxes $XXX, HOI $XX divided by market rent of $XXX). Property taxes per the prelim are $XXX. Please see attached page 6 from the Preliminary Report.	XX/XX/XXXX: Cleared. The guidelines allow DSCR of < 1.00% with a credit score of 739 and LTV of 75% purchase transaction.
XXXXXXX	122152948	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	OEG2F21O450-US9WXX90	Credit Report	* Credit Report expired (Lvl R)	The credit report is dated XX/XX/XXXX, which is more than 60 days prior to the Note date as required by lender guidelines section 7.1.		DISAGREE: Per HomeXpress Guidelines dated XX/XX/XXXX, page 14, the Credit Report cannot be greater than 120 days old at closing. Please see page 14 of the guidelines attached.	XX/XX/XXXX: Cleared. The guidelines section 3.0 indicates, If the credit report run by HomeXpress Mortgage is being used to qualify the borrower, the broker’s credit report does not need to be updated if less than 120 days old at closing.
XXXXXXX	122188807	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	MLA3AXV0OX1-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD on pg 419 is not fully executed please provide a executed copy of HUD statement		HomeX Response: Please see executed Closing Disclosure used in place of HUD1 and clear condition.	HomeX Response: Please see executed Closing Disclosure used in place of HUD1 and clear condition.
XXXXXXX	122105440	XXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	CBGGFG0Q2JP-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Appraisal value of $XXX not supported by AVM value $XXX or BPO value $XXX. Lender used lower value to close loan $XXX.			Lender used lower value to close loan
XXXXXXX	122140629	XXXXXXX	XXXXXX	Credit	Guidelines	Waived	Waived	JCWV0WGJAUX-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl W)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX , leaving $XXX in equity. The loan approval located on page 330 includes a condition: 9005 **Senior management approval required for exception allowing remaining equity less than $XXX.** **Approved by XXXSee Notes.**	High Asset Reserves: 72.8 months reserves, 6 months required 779 FICO	HomeXpress Response: XXX **Senior management approval required for exception allowing remaining equity less than $XXX.** **Approved by XXX.	Lender Wavier Applied; Final Grade EV2/B
XXXXXXX	122163070	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	EOURIE0RTXO-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%. The file included an exception request form located on page 186 that was not approved and executed by an underwiter.	Reserves in the amount of $XXX, years at the current residence is at least 3 years, years of acceptable monthly payments 2 years, mortgage history is 0x30.	HomeXpress Response: - Please see the attached document for a copy of the loan exception that was used to approve the LTV of 80.00%.	Reserves in the amount of $XXX, years at the current residence is at least 3 years, years of acceptable monthly payments 2 years, mortgage history is 0x30.
XXXXXXX	122163070	XXXXXXX	XXXXXX	Credit	Eligibility	Waived	Waived	EOURIE0RTXO-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%. The file included an exception request form located on page 186 that was not approved and executed by an underwiter.	Reserves in the amount of $XXX, years at the current residence is at least 3 years, years of acceptable monthly payments 2 years, mortgage history is 0x30.	HomeXpress Response: - Please see the attached document for a copy of the loan exception that was used to approve the LTV of 80.00%.	Reserves in the amount of $XXX, years at the current residence is at least 3 years, years of acceptable monthly payments 2 years, mortgage history is 0x30.
XXXXXXX	122176048	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	QVWKIF4HX0X-IAW403JB	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The loan file contains a flood insurance policy (p.269-272) with a premium of $XXXand part of the policy is a Verification of Primary Residence status signed by the flood insurance broker stating the subject property is the primary residence (p.272). The loan file contains a second flood insurance policy (p.297) with a premium of $XXX that was obtained XX/XX/XXXX, after the Note date that also reflects the subject as a primary residence.		HomeX Response: Please see current evidence of flood insurance below and clear condition.	XX/XX/XXXX Cleared, documentation provided
XXXXXXX	122183759	XXXXXXX	XXXXXX	Credit	Legal Docs	Resolved	Resolved	ZHIMYX43O1Q-IGD4GSK5	Entity Evidence of signatory authority	* Entity Evidence of signatory authority (Lvl R)	The loan file does not contain the Operating Agreement for XXX.			XX/XX/XXXX Cleared, operating agreement provided.
XXXXXXX	122184145	XXXXXXX	XXXXXX	Credit	Credit Worthiness	Waived	Waived	YIGTTZWGWQB-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)	The borrower does not have a primary housing history as the mortgage is in only her non-borrowing husbands name.	92.292 months PITI reserves exceeds the minimum 6 months required 717 Credit Score exceeds minimum requirement of 680.	HomeX Response: Please see exception below and clear condition.	XX/XX/XXXX Lender Wavier Applied. Final Grade Ev2/B
XXXXXXX	122157670	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	DBKNQH4DI5R-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl 3)	The loan file was missing the final hazard insurance policy or declarations page from the carrier. The loan closed on an Agent's Binder only, page 281. Provide the Hazard Insurance policy or declarations from the insurer xxxxx for review.		HomeX Response: Please see paid invoice below and clear condition	XX/XX/XXXX Not cleared, the lender provided the invoice only. Please provide declaration page.
XXXXXXX	122172897	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	AV3MSXSZFKY-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	InvestorX guidelines section 16.3 requires 2 months of seasoned assets. Assets in file were documented on pg 129(#XX) & 133(#XXX) but with only 1 month of statements per account. Please provide the required bank statements in file to properly document assets for funds to close in the amount of $XXX and 6 months reserves.		HomeX Response: Please see additional statements below and clear condition.	XX/XX/XXXX: Cleared
XXXXXXX	122163070	XXXXXXX	XXXXXX	Credit	Eligibility	Waived	Waived	EOURIE0RTXO-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%. The file included an exception request form located on page 186 that was not approved and executed by an underwiter.	Reserves in the amount of $XXX, years at the current residence is at least 3 years, years of acceptable monthly payments 2 years, mortgage history is 0x30.	HomeXpress Response: - Please see the attached document for a copy of the loan exception that was used to approve the LTV of 80.00%.	XX/XX/XXXX: Cleared and downgraded to a 2 rating due to the approved exception.
XXXXXXX	122162097	XXXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	FKEJ2IHWP1P-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title (p.10) reflects two loans secured by the subject, one for $XXXobtained XX/XX/XXXX and one for $XXXobtained XX/XX/XXXX. The loan file does not contain evidence they were both satisfied. The final HUD reflects the payoff of Independent in the amount of $XXX however, not the XXX from XX/XXXX. According to the loan approval (p.308) there are 10 loans in process that must close simultaneously as they are part of a blanket mortgage. The file contains the payoff statement for XXX showing the subject as one of 14 loans that are part of this mortgage being paid off (p.523-514) with a payoff amount of $XXX. The loan file is missing evidence all of the properties included in this payoff were refinanced and this mortgage was satisfied.			XX/XX/XXXX: Cleared documentation provided
XXXXXXX	122171349	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WFPK5EHJDLB-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The loan file reflects a property at XXX and the loan application reflects a PITIA of $XXX/month with HomeXpress. The file contains a VOM (p.1076) for a privately held mortgage that does not include escrows with a payment of $XXX/m. The file does not contain documentation evidencing the taxes and insurance for this property. The fraud report (p.669) shows the taxes are $XXX/month. Audit used the 1003 PITIA figure of $XXX/month as it is higher than the verified $XXX of the P&I and taxes.		Note: HomeXpress funded loan XXX concurrently with loan XXX. Below is thebreakdown of the PITIA for XXX.	XX/XX/XXXX: Cleared documentation provided.
XXXXXXX	122153342	XXXXXXX	XXXXXX	Credit	Eligibility	Resolved	Resolved	H1CF5IBYYPA-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl R)	Per lender guidelines, the minimum required score for a cash out refinance with an LTV over 70% is 680. The subject loan has an LTV of 71.4% and the borrowers qualifying score is 668 on the credit report dated XX/XX/XXXX. The maximum LTV for a score of 668 is 70%.	HomeXpress Response:
- Per HomeXpress Mortgage Corporation guidelines dated XX/XX/XXXX
Section 16.3 page 128, “HomeXpress will finance up to two (2) percent of the base loan amount that may be used to pay discount points and/or broker origination fees. The funds used to pay discount points and/or broker origination fees will be reflected in the LTV, however pricing of the loan will be based on the base LTV. Further, this increase is allowed on all loans up to 75% LTV and although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program”. Please see the
													attached document for a copy of the Final HUD to show the financed 2%.	XX/XX/XXXX: Cleared the subject loan closed with financed points per the guidelines. No issue
XXXXXXX	122103333	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	VSAVRLFSGBI-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Personal Guaranty is missing from the loan file. The document on page 683 is unsigned.			XX/XX/XXXX: Cleared, docmentation provided.
XXXXXXX	122132756	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WVJ4QRQWQY4-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Articles of Incorporation and Operating Agreement forXXX are missing form the loan file.		HomeX Response: HomeX utilized Minutes of the Special Meeting of Directors to validate the borrower has signing authority and the ownership percentage. Please see Special Minutes below and clear condition.	XX/XX/XXXX: Cleared, documentaation provided XX/XX/XXXX: Not cleared, the operating agreement is still missing
XXXXXXX	122172898	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	NL0RJLJPPT5-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file does not contain the Operating Agreement for xxx to verify the Guarantors are owners and the ownership percentages and does not contain evidence the corporation is in good standing.		See attached Bylaws reflecting our borrower as board of Directors and entity approval notes below:	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122164981	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	0Y1JLICSU2Z-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The primary housing expense is in the borrower's husbands name although the property is owned jointly. The file contains husbands credit report (p.360) that shows the primary housing expense is current with no late payments for 21 months; however, mortgage statement for the primary residence (p.191) shows a XX/XX/XXXX Partial Claim Advance of $XXX and the transaction history (p.150) shows a second lien of $XXX dated XX/XX/XXXX with Secretary of HUD. The mortgage is an FHA loan. It appears there was some type of Modification or Forbearance on the primary housing. Lender guidelines section 7.10 requires a copy of the forbearance or Modification Agreement and explanation. These are missing from the loan file.	Re: Borrower XXX
To whom it may concern:
Per borrower’s husband, XXX:
XXX chose to enter a forbearance agreement because xxxx offered it to him and he was uncertain of how the COVID-19 pandemic would affect him financially.
When his forbearance period ended, xxx offered him several options and he chose to subordinate his unpaid payments with an interest free balloon note, and resumed making his normal monthly payments.
Sincerely,
XXX, XX/XX/XXXX
													XXX	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122180255	XXXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	SXK11BUTKFD-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the 1008 Transmittal Summary		Note: HomeXpress funded loan XXX concurrently with loan XXX. Below is the breakdownof the PITIA for XXX.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122184145	XXXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	YIGTTZWGWQB-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title (p.420) reflects seven liens (12a-12g) that required payment and release and the loan file contains only evidence of payment of 12g, the mortgage on the subject. Provide evidence all liens were paid or released.	HomeXpress Response:
Please see the attached document for a copy of the Final Title Policy that shows that the Title is
													Vested in the name of the Borrower,XXX . This should be sufficient to cure this exception.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122132756	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	WVJ4QRQWQY4-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The borrower needed six months of reserves. The bank statement through XXX on pages 570 and 574 covers one month and nine days. Per Section 11.9 of the guidelines, "When reserves are required to be verified, they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements". The second month bank statement is missing.		HomeX Response: The file included bank statements for the XXX account from the account’s opening on XX/XXXX until XX/XXXX. Because this was a new account there are no previous statements. The file also included a letter of explanation sourcing the initial large deposit to the sale of a property in xxxx. Please see letter of explanation and closing documents from the sale of the property in xxxx below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122176048	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	QVWKIF4HX0X-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file contains the conversion of assets from xxxx to US dollars for the balance dated XX/XX/XXXX (p.574, 224); however, the ending balance of $$XXX xxxx dollars on XX/XX/XXXX did not contain the conversion as required.		HomeX Response: Per xe.com the exchange rate on XX/XX/XXXX(date of statement) was XXX. This converts $$XXX Canadian dollars to $XXXUS Dollars. Please see Exchange table below and clear condition.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122155235	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	TN13O3X0X2Y-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The credit report for guarantor 2 is missing from the loan file.	DISAGREE: Personal guarantors do not need to be applicants. A personal guarantor is anyone who owns more than 25% of the entity or anyone who is listed as an applicant. Guarantor 2 is not an applicant; therefore, credit information and an application are not required. According to the Operating
Agreement for XXX holds a 50% ownership
interest in the entity. Since he owns more than 25% he must be listed as a
													personal guarantor even if he is not an applicant.	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122171349	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WFPK5EHJDLB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The borrower is a permanent resident alien, and the loan file does not contain a copy of his card.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122132756	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WVJ4QRQWQY4-0CFZMW4O	Guarantor 1 OFAC Not CLEAR	* Guarantor 1 OFAC Not CLEAR (Lvl R)	The loan file contains the background check for the non-personal guarantor; however, the background check for the personal guarantor is missing from the loan file.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122125066	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	K1ZZPCO250B-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The insurance cert on page 68 does not include rent loss insurance required by section 14.10(c) of the guidelines.			XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	122120687	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	LVLFTVWXMWW-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the complete fully executed Note. There is the signed Default Interest Addendum (p.521) and Prepayment Penalty Addendum (p.522); however, the signed Note and signed Business Purposes Addendum are both missing.		Please see the attached documents for a copy of the fully executed Note and Note Addendums.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122120687	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	LVLFTVWXMWW-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The loan file is missing the complete fully executed Note. There is the signed Default Interest Addendum (p.521) and Prepayment Penalty Addendum (p.522); however, the signed Note and signed Business Purposes Addendum are both missing.		Please see the attached documents for a copy of the fully executed Note and Note Addendums.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122180255	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	SXK11BUTKFD-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The borrower owns a property located at XXX with a privately held mortgage documented with a VOM showing the monthly payment of $XXX. Per the VOM 9p.558), this does not include escrows. The loan file does not contain documentation to verify the taxes and insurance for this property to include in the DTI. The fraud report (p.659) shows the XXXX taxes are $XXX/year and HOA of $XXX/month that was included in the audit DTI but there is no documentation verifying the taxes, HOA and HOI payment.		Note: HomeXpress funded loan XXX concurrently with loan XXX. Below is the breakdown	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122182249	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	LURVGJNMBO2-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The transaction sheet for the business account through XXX on page 680 covers one month and three days. Per the guidelines for Foreign Nationals, "A copy of the two (2) most recent bank statements for the account". The loan file is missing the second month.		HomeXpress Response: - Please see the two attached documents for a copy of the XXXX and XXX Bank Statements for XXX. The statement dates cover 60 days which is sufficient for Foreign Nationals.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122132756	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WVJ4QRQWQY4-EKVL0O7E	Guarantor 1 Backround Check Not CLEAR	* Guarantor 1 Backround Check Not CLEAR (Lvl R)	The loan file contains the background check for the non-personal guarantor; however, the background check for the personal guarantor is missing from the loan file.		HomeX Response: Though borrower xxxx’s name is at the top of the Fraud Guard, the fraud Guard itself shows that both borrowers’ information was submitted and the fraud guard data is for both borrower. Please see excerpt from fraud guard below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122108963	XXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	CZEWOZZFV2H-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The guidelines, section 14.7 (f) high rise condominiums require Comparable sales must include at a minimum include one from inside the project tower and one from outside the project tower. The appraisal located on page 51 includes five comparables, all from the subject project. The file is missing a comparable from outside the project tower.		HomeX Response: The comparables include 3 properties from within the project tower and 2 properties from outside of the project tower. The 3 properties within the project tower have the same address with different unit numbers (XXX #XXX and #XXX and #XXX). The properties outside the project tower have a different address (XXX #XXX and #XXX). As such, the appraisal is in line with HomeX guidelines including comparables from inside and outside the project towner. Please see excerpt from appraisal below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122157670	XXXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	DBKNQH4DI5R-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title remained vested in XXX as of the Title Commitment date, page 472. The loan file is missing all LLC documentation to verify the borrower’s interest in the LLC. Provide the documents from XXX or certificate of organization that clearly state the borrower’s interest before title transfer at closing.		HomeX Response: Property title was vested in the borrower’s name as evidenced by the deed of trust and final title policy. Please see final title below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122176048	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	QVWKIF4HX0X-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file contains the contract of sale for a property located at XXX , #XXX as well as a bank receipt (p.557) and deposit slip dated XX/XX/XXXX for source of funds for a deposit of $XXX into xxxxx #XXX; however, the file is missing the Settlement Statement to verify these funds are for the sale of the property.		HomeX Response: Please see Statement of Adjustments and Ledger Statement for sale of XXX below and clear condition	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122108963	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	CZEWOZZFV2H-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 4.7 (h) Non-warrantable Condominiums requires the project budget. The file did not include evidence of the project budget		HomeX Response: Please see Budget below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122185268	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	0EWNVLF5FW2-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file contains the DOT for the mortgage that was paid off withXXX (p.77) showing the monthly payment is $XXX. The loan file also contains 12 months canceled checks paid to the lien holder in the amount of $XXX that are paid by XXXas well as a letter from the borrower (p.408) stating they are the property management company that handles the rental investments and makes the mortgage payments on his behalf; however, the loan file is missing the agreement between the borrower and XXXto confirm this.	HomeX Response: HomeXpress evaluated the cancelled checks received from XXXas sufficient to establish payment history for the subject property.
													As an investment property it is not uncommon or unusual for a management company to pay the mortgage for the borrower using funds from the borrower’s management company account. Per title and all loan documentation, the borrower is the rightful owner of the subject property, and the borrower was able to produce the required cancelled checks showing the mortgage on the subject property was paid timely. These facts, as well as the fact that the borrower’s email address supports the letter of explanation stating he is an employee of Atlantic Beach Management, were deemed sufficient for this transaction. Please clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122120687	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	LVLFTVWXMWW-0BLBZVJN	Credit	* Missing Documentation (Lvl 3)	The loan file is missing the Operating Agreement for XXX to verify the Guarantor is a member of the LLC and confirm ownership percentage.		HomeX Response: For this file HomeXpress accepted the Operating Agreement, Articles of Formation, and Certificate of Amendment to establish that the named borrower had full power to encumber the vested owner XXX. The operating agreement establishes the named borrower as the Director of the LLC and states that she will have all powers and rights necessary to carry out the objectives of the company including “to acquire, sell, assign, or otherwise transfer any interest in any property” and “to create any indebtedness for borrowed money whether or not secured”. The Articles of Formation indicate the named borrower as the registered agent, while also naming 2 xxxx companies (xxxx, both owned by borrower) as the managing members. The Certificate of Amendment removes those two companies as managing members leaving the named borrower as the sole managing entity. Please see Articles of Formation, Certificate of Amendment, and Operating Agreement below and clear condition.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122155235	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	TN13O3X0X2Y-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The application for guarantor 2 who signed the Note is missing from the loan file.	DISAGREE: Personal guarantors do not need to be applicants. A personal guarantor is anyone who owns more than 25% of the entity or anyone who is listed as an applicant. Guarantor 2 is not an applicant; therefore, credit information and an application are not required. According to the Operating
Agreement for XXX holds a 50% ownership
interest in the entity. Since he owns more than 25% he must be listed as a
													personal guarantor even if he is not an applicant.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122155235	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	TN13O3X0X2Y-IXJRM6PZ	Guarantor 2 Backround Check Not CLEAR	* Guarantor 2 Backround Check Not CLEAR (Lvl R)	The fraud report for guarantor 2 is missing from the loan file.	DISAGREE: Personal guarantors do not need to be applicants. A personal guarantor is anyone who owns more than 25% of the entity or anyone who is listed as an applicant. Guarantor 2 is not an applicant; therefore, credit information and an application are not required. According to the Operating
Agreement for XXX holds a 50% ownership
interest in the entity. Since he owns more than 25% he must be listed as a
													personal guarantor even if he is not an applicant.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122172898	XXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	NL0RJLJPPT5-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	Per Newer Condo Project requirements, the comparables must include a minimum of one from inside the project and two from outside the project; however, the subject appraisal has five comps, all from within the subject project. There are no comps outside of the project as required.		Based on the appraisal review results the value is supported with the AVM reflecting similar properties outside of the project. Please see attached AVM.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122168141	XXXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	ELCQCEPWDSK-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title (p.6) reflects two loans secured by the subject, one for $XXX obtained XX/XX/XXXX and one for $XXX obtained XX/XX/XXXX. The loan file does not contain evidence they were both satisfied. The final HUD reflects the payoff of Independent in the amount of $XXX; however, not the XXX from XX/XXXX. According to the loan approval (p.255) there are 10 loans in process that must close simultaneously as they are part of a blanket mortgage. The file contains the payoff statement for XXX showing the subject as one of 14 loans that are part of this mortgage being paid off (p.457-458) with a payoff amount of $XXX The loan file is missing evidence all of the properties included in this payoff were refinanced and this mortgage was satisfied.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122187867	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	0K5WZFZWAZV-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file contains a gift letter for $XXX (p.293); however, the donor account (p.230) shows a withdrawal of $XXX and the check paid to the title company (p.292) from the donor is for $XXX. The loan file is missing the corrected gift affidavit showing the gift amount of $XXX.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122180255	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	SXK11BUTKFD-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The borrower is a permanent resident alien, and the loan file does not contain a copy of his card.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122171349	XXXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	WFPK5EHJDLB-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the Transmittal Summary (1008)			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122152702	XXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	J4UP20JI0GZ-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The guidelines section 14.7 (h) High Rise Condominiums requires comparable sales must include at a minimum: One (1) from inside the project tower; and One (1) from outside the project tower. The appraisal located on page 148 included 6 comparables, all within the same project as the subject. Please provide a comparable outside of the subject			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122103333	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	VSAVRLFSGBI-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The Articles of Organization, business license search and Operating Agreement for XXX are missing from the loan file.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122125066	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	K1ZZPCO250B-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The loan file is missing the final settlement statement. The settlement statement contained in the loan file is an estimated.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122168141	XXXXXXX	XXXXXX	Credit	Legal Docs	Resolved	Resolved	ELCQCEPWDSK-IGD4GSK5	Entity Evidence of signatory authority	* Entity Evidence of signatory authority (Lvl R)	The loan file is missing the Operating Agreement for XXX to verify ownership percentage and signatory authority.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122185268	XXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	0EWNVLF5FW2-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file is missing the preliminary title for the subject property.			XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	122184145	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	YIGTTZWGWQB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The preliminary title (p.416) reflects the current owner as XXX; however, the borrower isXXX as an individual. The loan file does not have a deed transferring the title out of the LLC.			XX/XX/XXXX: Cleared, documentation provided. Final title reflecting individual vesting.
XXXXXXX	122184145	XXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	YIGTTZWGWQB-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal reflects the subject as Owner and Tenant occupied (p.90); however the Operating Income Statement (p.101) reflects all three units currently rented. Lender guidelines allow for Non-Owner Occupied only.		HomeX Response: Owner occupied indicator was a mistake, as evidenced by lease information on appraisal and all borrower address information on file. Please see corrected appraisal below and clear condition.	XX/XX/XXXX: Cleared, documentation provided. Received updated appraisal reflect tenant occupied.
XXXXXXX	122132756	XXXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	WVJ4QRQWQY4-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The insurance cert on page 277 does not indicate the rent loss coverage if any as required by Section 14.10(c) of the guidelines.		HomeX Response: The insurance cert shows an asterisk (*) next to coverage D for Fair Rental Value. This is not an indication that there is no coverage. There is a reference in the next column over which states “ * See Policy Provisions ”. The Special Provisions Endorsements (DL 25 09 06 94 - R) listed on the second page as an endorsement applicable to this policy on the second page states “Coverage D - Up to 10% of the Coverage A limit is available”. Please clear condition.	XX/XX/XXXX: Cleared, documentation provided. Rent loss is included
XXXXXXX	122172898	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	NL0RJLJPPT5-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The subject property was purchased with funds from a 1031 Exchange that was documented with the HUD from the sale of the relinquished property as well as correspondence and wires from the exchange. Per lender guidelines, the subject property must be "like kind" non owner occupied property with the acquired property of equal or greater value to the relinquished property. Per the HUD for the relinquished property (p.868), it was sold with a sales price of $XXX. The subject purchase price is $XXX (p.347) with a value of $XXX (p.96). Based on this, it does not meet the requirements of being equal or greater value to the relinquished property.		IRS Rule does not penalize HX. It is the borrower’s responsibility to reinvest funds per 1031 Exchange rules. Please see attached LOE from borrowers.	XX/XX/XXXX: Cleared, documentation provided. The guidelines indicate The subject property must be “like kind” non-owner occupied (investment) property with the acquired property of equal OR greater value to the relinquished property.
XXXXXXX	122108359	XXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	01A5FQEQ4IV-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal reflects the contract was reviewed and there is no seller credit; however, the amendment (p.421) dated XX/XX/XXXX, prior to the appraisal report, shows a seller credit of $XXX.		HomeX Response: Please see corrected first page of appraisal below and clear condition.	XX/XX/XXXX: Cleared, documentation provided. Updated appraisal showing the seller credit.
XXXXXXX	122176048	XXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	QVWKIF4HX0X-N82WOOQJ	Guidelines	* Missing Documentation (Lvl 2)	The W9 (p.494) does not have the LLC EIN completed.		HomeX Response: Please see exception below and clear condition.	XX/XX/XXXX: Cleared, downgraded to a 2 due to an approved exception. The compensating factors are 50 months of reserves, 6 months is required. The appraised value is higher than the purchase price providing immediate equity.
XXXXXXX	122172898	XXXXXXX	XXXXXX	Valuation	Property	Resolved	Resolved	NL0RJLJPPT5-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	Per lender guidelines section 14.7. all common areas and facilities must be complete. The condo questionnaire (p.696) question #6 asks is the project 100% complete, including all units, common elements and amenities and not subject to additional phasing, the answer is No. Based on this, the required criteria of all common areas and facilities must be complete has not been met.		This property is new construction, and the project questionnaire and budget are in line with new construction projects. In addition, the HOA is referring to the community not the specificbuilding/project. The appraisal did provide details regarding our subject phase and totalnumber of units will be XXX, XXX united are completed, XXX are sold and XXX are owner occupied. This is a Non-Warrantable Condo and certainly not an issue for us as a lender.	XX/XX/XXXX: Cleared, property is a non warrantable condo.
XXXXXXX	122180255	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	SXK11BUTKFD-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file contains 24 months bank statements to document the income; however, the statement for XXX #XXX ending XX/XX/XXXX (p.147-149) is missing pages including deposit pages to make sure all deposits made in the month are eligible.	The loan still qualifies if the Underwriter gives 0 income for that month. The DTI goes from XXX% to XXX%, so no change in the loan decision. (The income changes from $XXX a month to $XXX a month)	XX/XX/XXXX: Cleared, The loan still qualifies if the Underwriter gives 0 income for that month. The DTI goes from XXX% to XXX%, so no change in the loan decision. (The income changes
														from $XXX a month to $XXX a month)
XXXXXXX	122171349	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WFPK5EHJDLB-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file contains 24 months bank statements to document the income; however, the statement for XXX #XXX ending XX/XX/XXXX (p.138-140) is missing pages including deposit pages to make sure all deposits made in the month are eligible.	The loan still qualifies if the Underwriter gives 0 income for that month. The DTI goes from XXX% to XXX%, so no change in the loan decision. (The income changes from $XXX a month to $XXX a month)	XX/XX/XXXX: Cleared, The loan still qualifies if the Underwriter gives 0 income for that month. The DTI goes from XXX% to XXX%, so no change in the loan decision. (The income
														changes from $XXX a month to $XXX a month)
XXXXXXX	122152948	XXXXXXX	XXXXXX	Valuation	Property	Resolved	Resolved	OEG2F21O450-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	The loan file contains a Drive By BPO (p.55) dated XX/XX/XXXX and an appraisal (p.192) dated XX/XX/XXXX both for the subject; however, the photos do not look like the same property.		Updated with correct property address and photos	XX/XX/XXXX: Cleared, updated drive by BPO with correct photos
XXXXXXX	122155235	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	TN13O3X0X2Y-98BLC8LO	Guarantor 2 OFAC Not CLEAR	* Guarantor 2 OFAC Not CLEAR (Lvl R)	The OFAC check for guarantor 2 is missing from the loan file.	DISAGREE: Personal guarantors do not need to be applicants. A personal guarantor is anyone who owns more than 25% of the entity or anyone who is listed as an applicant. Guarantor 2 is not an applicant; therefore, credit information and an application are not required. According to the Operating
Agreement for XXX, XXX holds a 50% ownership
interest in the entity. Since he owns more than 25% he must be listed as a
													personal guarantor even if he is not an applicant.	XX/XX/XXXX: Clleared, documentation provided
XXXXXXX	122177813	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	X3B0F4FPLQE-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the Articles of Incorporation, Operating Agreement and business license forXXX.			XX/XX/XXXX: Exception resolved, Articles of Incorporation provided
XXXXXXX	122138666	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	G22FOOQEV04-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing the operating agreement			XX/XX/XXXX: Exception resolved, Operating agreement provided.
XXXXXXX	122105302	XXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	UULTW0OOW0K-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing the executed personal guaranty.			XX/XX/XXXX: Exception resolved, Personal Guranty provided.
XXXXXXX	122141517	XXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	FB3TPZV1SNU-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The guidelines section 11.9 Reserves requires two months of statements to properly document reserves. The file included a copy of bank statements located on page 779; however only one month was provided.			XX/XX/XXXX: exception resolved, XXXX Bank statements provided.
XXXXXXX	122182249	XXXXXXX	XXXXXX	Credit	Doc Issue	Waived	Waived	LURVGJNMBO2-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The payment history on any possible mortgages attached to the borrower's primary residence located at XXXis missing from the loan file.	15.986 months reserves exceed 6 month minimum LTV 71.40%	Lender provided Exception Approval to close with without VOM, since this is a Foreign National, we have not been able to obtain the VOM since the property listed for the borrower is in a forgeign country. 6 years at present address. 71.40% LTV; $XXX reserves..	XX/XX/XXXX: Lender Exception Waiver Applied. Final Grade Ev2/B
XXXXXXX	122120687	XXXXXXX	XXXXXX	Credit	Credit Worthiness	Waived	Waived	LVLFTVWXMWW-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 3)	The loan file does not contain a verification of primary housing expense payments for the Guarantor.	The compensating factors more than 16 months of reserves, 6 months required.	14.266 months PITI reserves exceeds required 6 months.	XX/XX/XXXX: Lender Wavier Applied. Final Grade Ev2/B
XXXXXXX	122121017	XXXXXXX	XXXXXX	Credit	Credit	Waived	Waived	15NALRVQF31-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	Not Eligible-Investor X guidelines require a 1% DSCR with a LTV > than 75%. The loan closed with an 80% LTV and .96% DSCR.	43.632 months PITI reserves exceeds the 6 months minimum. Credit score of 706 exceeds the minimum score of 600 required per guidelines 0x30 prior mortgage history 6 years at current residence	Lender approval to allow 5% LTV exception to allow 80% LTV	XX/XX/XXXX: Lender Wavier Applied. Final Grade EV2/B
XXXXXXX	122136218	XXXXXXX	XXXXXX	Credit	Legal Docs	Resolved	Resolved	2TONRGQEAVZ-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The loan file is missing a signed Personal Guaranty signed by each Guarantor.			XX/XX/XXXX:Cleared, documentation provided.